Convertible debentures (Schedule of detailed information about convertible debenture) (Details) - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Convertible Debentures [Line Items]
Convertible debentures	$ 2,599,074	$ 2,476,571
Derivative liabilities	765,425	650,116
Equity component of convertible debentures	50,147	70,283
USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives [Member]
Convertible Debentures [Line Items]
Convertible debentures	2,511,514	2,419,877
Derivative liabilities	204,366	151,918
Equity component of convertible debentures	50,147	70,283
USD denominated debentures with embedded derivatives [Member]
Convertible Debentures [Line Items]
Convertible debentures	87,560	56,694
Derivative liabilities	561,059	498,198
Equity component of convertible debentures	$ 0	$ 0